PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flows From Operating Activities
Net income	$ 4,512	$ 3,639
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net cash provided by operating activities	6,032	4,464
Cash Flows From Investing Activities
Maturities of available-for-sale securities	11,174	18,721
Net cash provided by (used in) investing activities	36,683	(15,247)
Cash Flows from Financing Activities
Purchase of treasury stock	(35)	(1,626)
Dividends paid	(2,242)	(2,236)
Net cash used in financing activities	(28,413)	(15,269)
Change in cash and cash equivalents	14,302	(26,052)
Cash and cash equivalents, beginning of year	11,890	37,942
Cash and cash equivalents, end of year	26,192	11,890
Oconee Federal Financial Corp.
Cash Flows From Operating Activities
Net income	4,512	3,639
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in other assets	(379)	(382)
Change in accounts payable and other liabilities	62	275
Equity in undistributed income of subsidiary	(4,915)	2,731
Net cash provided by operating activities	(720)	6,263
Cash Flows From Investing Activities
Payments received on ESOP loan	184	$ 152
Maturities of available-for-sale securities	270
Net cash provided by (used in) investing activities	454	$ 152
Cash Flows from Financing Activities
Purchase of treasury stock	(35)	(1,626)
Dividends paid	(2,242)	(2,236)
Net cash used in financing activities	(2,277)	(3,862)
Change in cash and cash equivalents	(2,543)	2,553
Cash and cash equivalents, beginning of year	4,109	1,556
Cash and cash equivalents, end of year	$ 1,566	$ 4,109